Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares
Columbia AMT-Free Tax-Exempt Bond Fund (the "Fund")
Supplement dated May 31, 2011,
to the Prospectuses dated Jan. 28, 2011, each as supplemented:
Effective May 31, 2011, the Fund compares its performance to that of the Barclays Capital Municipal Bond Index (the New Index), an unmanaged index representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The New Index replaces the Barclays Capital 3 Plus Year Municipal Bond Index (the Former Index).
The Fund’s investment manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund’s investible universe and investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.
Each prospectus is hereby revised to add the following information to the table under the heading “Average Annual Total Returns”:

	1 year	5 years	10 years
(for periods ended Dec. 31, 2010)
Barclays Capital Municipal Bond Index	2.38%	4.09%	4.83%
(reflects no deduction for fees, expenses or taxes)

Columbia AMT-Free Tax-Exempt Bond Fund | Class Z Shares
Columbia AMT-Free Tax-Exempt Bond Fund (the "Fund")
Supplement dated May 31, 2011,
to the Prospectuses dated Jan. 28, 2011, each as supplemented:
Effective May 31, 2011, the Fund compares its performance to that of the Barclays Capital Municipal Bond Index (the New Index), an unmanaged index representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The New Index replaces the Barclays Capital 3 Plus Year Municipal Bond Index (the Former Index).
The Fund’s investment manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund’s investible universe and investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.
Each prospectus is hereby revised to add the following information to the table under the heading “Average Annual Total Returns”:

	1 year	5 years	10 years
(for periods ended Dec. 31, 2010)
Barclays Capital Municipal Bond Index	2.38%	4.09%	4.83%
(reflects no deduction for fees, expenses or taxes)

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Columbia AMT-Free Tax-Exempt Bond Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rtesi202159_SupplementTextBlock
Columbia AMT-Free Tax-Exempt Bond Fund (the "Fund")
Supplement dated May 31, 2011,
to the Prospectuses dated Jan. 28, 2011, each as supplemented:
Effective May 31, 2011, the Fund compares its performance to that of the Barclays Capital Municipal Bond Index (the New Index), an unmanaged index representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The New Index replaces the Barclays Capital 3 Plus Year Municipal Bond Index (the Former Index).
The Fund’s investment manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund’s investible universe and investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.
Each prospectus is hereby revised to add the following information to the table under the heading “Average Annual Total Returns”:

	1 year	5 years	10 years
(for periods ended Dec. 31, 2010)
Barclays Capital Municipal Bond Index	2.38%	4.09%	4.83%
(reflects no deduction for fees, expenses or taxes)

Columbia AMT-Free Tax-Exempt Bond Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rtesi202159_SupplementTextBlock
Columbia AMT-Free Tax-Exempt Bond Fund (the "Fund")
Supplement dated May 31, 2011,
to the Prospectuses dated Jan. 28, 2011, each as supplemented:
Effective May 31, 2011, the Fund compares its performance to that of the Barclays Capital Municipal Bond Index (the New Index), an unmanaged index representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The New Index replaces the Barclays Capital 3 Plus Year Municipal Bond Index (the Former Index).
The Fund’s investment manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund’s investible universe and investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.
Each prospectus is hereby revised to add the following information to the table under the heading “Average Annual Total Returns”:

	1 year	5 years	10 years
(for periods ended Dec. 31, 2010)
Barclays Capital Municipal Bond Index	2.38%	4.09%	4.83%
(reflects no deduction for fees, expenses or taxes)